Note 11 - Revenue Recognition (Details Textual) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Contract with Customer, Liability, Total	$ 70,263	$ 110,336
Contract with Customer, Refund Liability, Total	$ 232,692	$ 252,264